Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 111,280	$ 107,128
Total revenue	150,509	150,499
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	111,052	105,203
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	228	1,925
Dore Sales [Member]
Disclosure of products and services [line items]
Total revenue	$ 39,229	$ 43,371